Net debt - Schedule of balance sheet allocation of derivative balances (Details) - GBP (£) £ in Millions	Sep. 30, 2024	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial investments	£ 558	£ 368
Derivative financial liabilities	(1,273)	(1,244)
Financing derivatives	(715)	(876)
Financing derivatives
Disclosure of detailed information about financial instruments [line items]
Financial investments	520	333
Derivative financial liabilities	(1,149)	(1,126)
Financing derivatives	(629)	(793)
Commodity contract derivatives
Disclosure of detailed information about financial instruments [line items]
Financial investments	38	35
Derivative financial liabilities	(124)	(118)
Financing derivatives	£ (86)	£ (83)